Business acquisition (Details) - CAD ($) $ in Millions	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Feb. 28, 2022
Disclosure of detailed information about business combination [line items]
Operating revenues	$ 5,861	$ 5,698		$ 11,711	$ 11,404
EBOX
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 153
Cash consideration						$ 139
Operating revenues			$ 18